American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Municipal Fixed Income Fund
November 30, 2021

Avantis Core Municipal Fixed Income Fund - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.8%
Alabama — 3.5%
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/24(1)	10,000	11,274
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/26, Prerefunded at 100% of Par(1)	10,000	12,062
Alabama Federal Aid Highway Finance Authority Rev., 4.00%, 9/1/27, Prerefunded at 100% of Par(1)	25,000	29,634
Alabama Public School and College Authority Rev., 5.00%, 11/1/37	220,000	288,029
Alabama Public School and College Authority Rev., 4.00%, 11/1/40	100,000	119,616
State of Alabama GO, 5.00%, 8/1/27	60,000	71,902
		532,517
Arizona — 2.8%
Mesa Utility System Rev., 4.00%, 7/1/34	15,000	18,261
Pima County Sewer System Rev., 5.00%, 7/1/25	20,000	23,212
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	65,000	80,803
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	55,000	68,291
Scottsdale Municipal Property Corp. Rev., 5.00%, 7/1/30	30,000	37,969
State of Arizona COP, 5.00%, 10/1/25(1)	10,000	11,716
State of Arizona COP, 5.00%, 10/1/27(1)	140,000	173,683
State of Arizona Lottery Rev., 5.00%, 7/1/27(1)	10,000	12,334
		426,269
California — 14.7%
California Infrastructure & Economic Development Bank Rev., 5.00%, 10/1/28	30,000	36,738
California State Public Works Board Rev., 5.00%, 11/1/29	15,000	16,267
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/25	25,000	28,812
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	50,000	57,330
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/28	30,000	34,387
California State University Rev., 5.00%, 11/1/26	10,000	11,757
California State University Rev., 4.00%, 11/1/34	50,000	56,756
California State University Rev., 5.00%, 11/1/37	25,000	29,129
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/30	10,000	11,550
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/33	20,000	24,580
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/38	40,000	49,190
Los Angeles Department of Airports Rev., 5.00%, 5/15/31	95,000	123,957
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	95,000	122,663
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/28	105,000	133,099
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/28	20,000	22,749
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/34	15,000	16,987
Los Angeles Unified School District GO, 5.00%, 7/1/29	25,000	31,115
Los Angeles Unified School District GO, 3.00%, 7/1/35	90,000	99,798
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/31	40,000	47,934
Port of Los Angeles Rev., 5.00%, 8/1/26	25,000	29,976
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/29	25,000	29,807
San Diego Unified School District GO, 5.25%, 7/1/28 (AGM)	25,000	32,257
San Diego Unified School District GO, 5.00%, 7/1/29	20,000	23,980
San Diego Unified School District GO, 4.00%, 7/1/32	40,000	45,897
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/30(2)	15,000	13,454
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/35	10,000	12,621
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/37	10,000	12,573
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/29	50,000	60,212
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/34	15,000	17,912
San Jose Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/34	10,000	12,114

Southern California Public Power Authority Rev., 5.00%, 7/1/30	10,000	10,912
State of California GO, 5.00%, 9/1/26	20,000	24,082
State of California GO, 5.00%, 11/1/27	40,000	49,751
State of California GO, 5.00%, 8/1/29	30,000	35,986
State of California GO, 5.00%, 8/1/30	40,000	50,384
State of California GO, 5.25%, 8/1/32 (AGM)	10,000	13,875
State of California GO, 4.00%, 9/1/33	70,000	80,342
State of California GO, 5.00%, 9/1/35	40,000	47,978
State of California GO, 3.00%, 10/1/35	165,000	182,329
State of California GO, 4.00%, 3/1/36	110,000	132,846
State of California GO, 3.00%, 10/1/37	50,000	54,852
State of California Department of Water Resources Rev., 5.00%, 12/1/26, Prerefunded at 100% of Par(1)	50,000	60,933
State of California Department of Water Resources Rev., 5.00%, 12/1/29	25,000	30,315
State of California Department of Water Resources Rev., 5.00%, 12/1/34	25,000	33,470
University of California Rev., 5.00%, 5/15/27	40,000	46,250
University of California Rev., 5.00%, 5/15/32	50,000	61,315
University of California Rev., 5.00%, 5/15/32	25,000	31,360
University of California Rev., 5.00%, 5/15/36	50,000	61,196
		2,253,777
Colorado — 1.3%
City & County of Denver GO, 5.00%, 8/1/27	25,000	30,955
City & County of Denver Airport System Rev., 4.00%, 11/15/31	25,000	25,886
Regional Transportation District COP, 5.00%, 6/1/39	75,000	79,372
Regional Transportation District Sales Tax Rev., 5.00%, 11/1/28	20,000	25,440
State of Colorado COP, 5.00%, 12/15/29	25,000	31,717
State of Colorado COP, 4.00%, 12/15/37	10,000	12,065
		205,435
Connecticut — 2.0%
State of Connecticut GO, 5.00%, 11/15/26	60,000	70,342
State of Connecticut GO, 5.00%, 6/15/28	25,000	31,509
State of Connecticut GO, 5.00%, 1/15/31	25,000	32,355
State of Connecticut, Special Tax Rev., 5.00%, 8/1/26	20,000	23,190
State of Connecticut, Special Tax Rev., 5.00%, 9/1/27	20,000	22,489
State of Connecticut, Special Tax Rev., 5.00%, 1/1/28	40,000	49,780
State of Connecticut, Special Tax Rev., 5.00%, 1/1/31	10,000	12,430
University of Connecticut Rev., 4.00%, 4/15/38	50,000	57,576
		299,671
District of Columbia — 1.5%
District of Columbia GO, 5.00%, 10/15/27	10,000	12,436
District of Columbia GO, 5.00%, 6/1/31	25,000	27,844
District of Columbia GO, 5.00%, 6/1/33	35,000	38,944
District of Columbia GO, 5.00%, 10/15/34	50,000	63,884
District of Columbia GO, 5.00%, 10/15/36	30,000	38,230
District of Columbia GO, 4.00%, 6/1/37	5,000	5,788
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	35,000	41,637
		228,763
Florida — 6.1%
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/38	15,000	19,226
Cape Coral Water & Sewer Rev., 5.00%, 10/1/39	10,000	12,194
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	5,000	5,680
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	70,000	78,402
Central Florida Expressway Authority Rev., 4.00%, 7/1/38	15,000	16,783
Florida Department of Management Services COP, 5.00%, 11/1/28	50,000	63,484
Florida Municipal Power Agency Rev., 5.00%, 10/1/27	90,000	108,331
Hillsborough County School Board COP, 5.00%, 7/1/26	45,000	51,707

Hillsborough County School Board COP, 5.00%, 7/1/29	30,000	38,057
Miami-Dade County Aviation Rev., 5.00%, 10/1/28	50,000	59,667
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/25	10,000	11,157
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/27	75,000	83,410
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/24	15,000	16,929
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/30	20,000	23,300
Orange County School Board COP, 5.00%, 8/1/34	60,000	71,031
Palm Beach County School District COP, 5.00%, 8/1/28	35,000	43,994
Palm Beach County School District COP, 5.00%, 8/1/29	15,000	18,791
School Board of Miami-Dade County COP, 5.00%, 2/1/25	40,000	45,536
School Board of Miami-Dade County COP, 5.00%, 5/1/26	70,000	80,211
School District of Broward County COP, 5.00%, 7/1/25	75,000	86,755
		934,645
Georgia — 0.9%
Atlanta Water & Wastewater Rev., 5.00%, 11/1/31	25,000	28,801
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/29	10,000	12,905
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	10,000	10,937
State of Georgia GO, 5.00%, 7/1/28	65,000	82,633
		135,276
Hawaii — 2.1%
City & County of Honolulu GO, 5.00%, 3/1/25	30,000	34,416
City & County of Honolulu GO, 5.00%, 3/1/28	80,000	100,208
City & County of Honolulu GO, 5.00%, 9/1/29	65,000	82,162
State of Hawaii GO, 5.00%, 1/1/28	35,000	43,652
State of Hawaii GO, 5.00%, 10/1/28	25,000	30,112
State of Hawaii GO, 5.00%, 10/1/30	30,000	36,990
		327,540
Idaho — 0.2%
Idaho Housing & Finance Association Rev., 5.00%, 7/15/26	20,000	23,858
Illinois — 4.9%
Chicago GO, 5.75%, 1/1/33	25,000	30,875
Chicago Midway International Airport Rev., 5.00%, 1/1/41	35,000	40,786
Chicago O'Hare International Airport Rev., 5.00%, 1/1/30	50,000	58,647
Chicago O'Hare International Airport Rev., 5.00%, 1/1/31	20,000	22,630
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	15,000	17,578
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	25,000	29,850
Cook County GO, 5.00%, 11/15/31	20,000	23,873
Cook County Sales Tax Rev., 4.00%, 11/15/40	45,000	53,328
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	75,000	84,687
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	15,000	19,358
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	30,000	38,716
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	40,000	46,891
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/29	95,000	114,626
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/30	25,000	30,097
State of Illinois GO, 4.00%, 10/1/32	10,000	11,772
State of Illinois GO, 5.00%, 3/1/34	35,000	44,646
State of Illinois GO, 4.25%, 12/1/37	35,000	39,587
State of Illinois GO, 4.00%, 11/1/38	25,000	28,678
State of Illinois Rev., 5.00%, 6/15/26	20,000	21,303
		757,928
Indiana — 1.1%
Indiana Finance Authority Rev., (Indiana Department of Transportation), 5.00%, 6/1/28	105,000	127,040
Indiana Finance Authority Rev., (Indiana Finance Authority State Revolving Fund), 5.00%, 2/1/37	10,000	12,654
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.25%, 2/1/37	10,000	11,634

Indiana Municipal Power Agency Rev., 5.00%, 1/1/35	10,000	11,857
		163,185
Kansas — 0.6%
State of Kansas Department of Transportation Rev., 5.00%, 9/1/26	50,000	58,284
State of Kansas Department of Transportation Rev., 5.00%, 9/1/27	25,000	29,066
		87,350
Kentucky — 1.5%
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 11/1/26	90,000	108,914
Kentucky Turnpike Authority Rev., (Kentucky Transportation Cabinet), 5.00%, 7/1/27	100,000	119,042
		227,956
Louisiana — 0.7%
State of Louisiana GO, 5.00%, 8/1/27	50,000	59,867
State of Louisiana GO, 5.00%, 8/1/28	35,000	41,834
		101,701
Maryland — 3.1%
State of Maryland GO, 5.00%, 3/15/25	15,000	17,258
State of Maryland GO, 5.00%, 3/15/27	10,000	12,260
State of Maryland GO, 5.00%, 8/1/28	175,000	222,556
State of Maryland GO, 5.00%, 3/15/29	15,000	19,365
State of Maryland GO, 5.00%, 3/15/30	45,000	56,189
State of Maryland GO, 5.00%, 3/15/31	15,000	18,302
State of Maryland GO, 5.00%, 3/15/31	95,000	121,519
		467,449
Massachusetts — 3.8%
Massachusetts GO, 5.00%, 7/1/27	25,000	30,855
Massachusetts GO, 5.00%, 11/1/27	35,000	43,578
Massachusetts GO, 5.00%, 3/1/28	20,000	25,080
Massachusetts GO, 5.00%, 1/1/30	35,000	44,507
Massachusetts GO, 5.00%, 9/1/30	30,000	38,758
Massachusetts GO, 5.00%, 1/1/31	60,000	75,868
Massachusetts GO, 3.00%, 7/1/35	15,000	16,722
Massachusetts Bay Transportation Authority Rev., 5.00%, 7/1/28	110,000	139,195
Massachusetts Bay Transportation Authority Rev., 5.00%, 7/1/29	45,000	58,215
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	40,000	46,543
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/27	30,000	36,314
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/31	25,000	31,418
		587,053
Michigan — 1.9%
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/29	45,000	57,798
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/30	40,000	47,620
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/26 (AGM)	30,000	33,611
Michigan State Building Authority Rev., 5.00%, 4/15/30	20,000	23,312
State of Michigan Rev., 5.00%, 3/15/27	100,000	122,134
		284,475
Minnesota — 0.7%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/26	55,000	64,611
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/27	15,000	18,149
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/28	25,000	30,115
		112,875
Mississippi — 0.8%
State of Mississippi GO, 5.00%, 10/1/27	75,000	93,180
State of Mississippi GO, 5.00%, 10/1/34	25,000	30,857
		124,037
Nevada — 2.7%
Clark County School District GO, 5.00%, 6/15/25	65,000	74,952

Clark County School District GO, 5.00%, 6/15/27	25,000	29,207
Las Vegas Valley Water District GO, 5.00%, 6/1/39	85,000	95,395
State of Nevada GO, 5.00%, 4/1/27	20,000	22,897
State of Nevada Highway Improvement Rev., 5.00%, 12/1/26	15,000	17,887
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	35,000	41,548
State of Nevada Highway Improvement Rev., 5.00%, 12/1/28	70,000	83,233
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	35,000	42,582
		407,701
New Jersey — 3.5%
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/27	75,000	87,642
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	70,000	78,466
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.00%, 6/15/37	15,000	16,750
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/41	20,000	23,410
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	60,000	70,093
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/24	25,000	28,252
New Jersey Transportation Trust Fund Authority Rev., 4.00%, 6/15/37	40,000	45,443
New Jersey Turnpike Authority Rev., 5.00%, 1/1/32	45,000	55,627
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	20,000	24,090
New Jersey Turnpike Authority Rev., 5.00%, 1/1/34	10,000	12,033
New Jersey Turnpike Authority Rev., 3.25%, 1/1/38	20,000	21,823
State of New Jersey GO, 5.00%, 6/1/27	30,000	34,493
State of New Jersey GO, 5.00%, 6/1/28	35,000	43,496
		541,618
New Mexico — 0.2%
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	25,000	33,632
New York — 13.8%
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/24	20,000	22,066
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/28	15,000	18,241
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/32	15,000	18,032
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	105,000	125,283
Long Island Power Authority Rev., 5.00%, 9/1/29	20,000	25,370
Metropolitan Transportation Authority Rev., (Dedicated Tax Fund), 5.25%, 11/15/27	25,000	30,382
Metropolitan Transportation Authority Rev., (Dedicated Tax Fund), 5.25%, 11/15/29	50,000	60,630
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/33	15,000	18,613
Nassau County GO, 5.00%, 10/1/27	95,000	116,748
New York City GO, 5.00%, 8/1/26	15,000	18,016
New York City GO, 5.00%, 8/1/27	60,000	74,142
New York City GO, 5.00%, 8/1/28	75,000	79,090
New York City GO, 5.00%, 12/1/33	25,000	30,002
New York City GO, 4.00%, 10/1/39	115,000	135,477
New York City GO, 4.00%, 3/1/42	20,000	23,456
New York City Transitional Finance Authority Building Aid Rev., 5.00%, 7/15/30	50,000	61,286
New York City Transitional Finance Authority Building Aid Rev., 4.00%, 7/15/36	25,000	28,804
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee Rev.), 5.00%, 11/15/40	25,000	28,595
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	25,000	31,840
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	20,000	25,199
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	60,000	79,517
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/34	20,000	24,222
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	15,000	18,853
New York State Dormitory Authority Rev., (State University of New York), 5.00%, 7/1/26	50,000	59,154
New York State Thruway Authority Rev., 5.00%, 1/1/23	25,000	26,282
New York State Thruway Authority Rev., 5.00%, 1/1/28	40,000	45,379
New York State Thruway Authority Rev., 5.00%, 1/1/32	10,000	11,279
New York State Thruway Authority Rev., 3.50%, 1/1/37	25,000	27,937

New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26	35,000	41,470
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26	50,000	59,243
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	15,000	18,436
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	30,000	39,379
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/34	40,000	43,962
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	35,000	41,914
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	10,000	11,870
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	45,000	55,112
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	30,000	37,311
Port Authority of New York & New Jersey Rev., 5.00%, 10/15/34	15,000	17,447
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	65,000	77,961
Port Authority of New York & New Jersey Rev., 4.00%, 9/1/37	20,000	23,736
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/24(1)	65,000	73,653
Suffolk County Water Authority Rev., 3.00%, 6/1/32	10,000	10,590
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/25	15,000	17,601
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	45,000	58,514
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	40,000	53,107
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	15,000	18,241
Utility Debt Securitization Authority Rev., 5.00%, 6/15/25	15,000	16,080
Utility Debt Securitization Authority Rev., 5.00%, 12/15/25	25,000	27,358
Utility Debt Securitization Authority Rev., 5.00%, 12/15/26	10,000	11,396
Utility Debt Securitization Authority Rev., 5.00%, 12/15/35	50,000	58,479
Utility Debt Securitization Authority Rev., 5.00%, 12/15/36	35,000	40,890
		2,117,645
North Carolina — 0.9%
State of North Carolina Rev., 5.00%, 3/1/27	15,000	17,099
State of North Carolina Rev., 5.00%, 3/1/27	20,000	24,424
State of North Carolina Rev., 5.00%, 3/1/29	45,000	57,569
State of North Carolina Rev., 5.00%, 3/1/33	30,000	38,059
		137,151
Ohio — 1.3%
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/29	30,000	38,981
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/29	15,000	19,277
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/33	15,000	19,755
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/38	20,000	25,837
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/39	30,000	38,919
State of Ohio Rev., 5.00%, 12/15/23	30,000	32,868
State of Ohio Rev., 5.00%, 12/15/25	20,000	23,567
		199,204
Oklahoma — 1.8%
Grand River Dam Authority Rev., 5.00%, 6/1/27	100,000	121,129
Tulsa Public Facilities Authority Rev., (Tulsa), 5.00%, 6/1/25	130,000	149,956
		271,085
Oregon — 0.4%
Multnomah County GO, 5.00%, 6/15/29	20,000	25,814
Oregon State Lottery Rev., 5.00%, 4/1/27	35,000	40,108
		65,922
Pennsylvania — 2.9%
Delaware Valley Regional Finance Authority Rev., 5.50%, 8/1/28 (Ambac)	20,000	25,604
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	70,000	87,447
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	130,000	151,229
Pennsylvania GO, 5.00%, 7/15/27	75,000	92,335

Pennsylvania GO, 5.00%, 7/15/29	35,000	44,960
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	20,000	21,869
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	10,000	11,391
Philadelphia Water & Wastewater Rev., 5.00%, 7/1/24, Prerefunded at 100% of Par(1)	15,000	16,781
		451,616
South Carolina — 1.0%
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	10,000	11,260
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	75,000	88,368
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	40,000	46,984
		146,612
Tennessee — 1.2%
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 1/1/26	10,000	11,800
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 7/1/27	25,000	30,778
Metropolitan Government of Nashville & Davidson County GO, 4.00%, 7/1/28	125,000	146,751
		189,329
Texas — 5.9%
Central Texas Turnpike System Rev., 5.00%, 8/15/37	20,000	22,165
Dallas Area Rapid Transit Rev., 5.00%, 12/1/29	15,000	19,496
Dallas County Utility & Reclamation District GO, 5.00%, 2/15/28	85,000	104,498
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/32	50,000	65,271
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	45,000	52,556
Houston GO, 5.00%, 3/1/28	25,000	31,211
Houston GO, 5.00%, 3/1/28	20,000	24,261
Houston GO, 5.00%, 3/1/30	30,000	38,136
Houston Combined Utility System Rev., 5.00%, 11/15/33	75,000	99,387
North Texas Tollway Authority Rev., 5.00%, 1/1/33	50,000	56,494
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AGC)(2)	65,000	57,264
Port Authority of Houston of Harris County Texas GO, 3.00%, 10/1/39	50,000	55,421
San Antonio Electric & Gas Systems Rev., 3.125%, 2/1/28	20,000	21,881
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/30	45,000	53,727
Texas State University System Rev., 5.00%, 3/15/31	80,000	96,548
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/29	20,000	24,899
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/36	30,000	36,234
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/37	25,000	29,326
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/28	15,000	18,469
		907,244
Utah — 0.2%
Utah Transit Authority Rev., 5.25%, 6/15/32 (AGM)	25,000	33,829
Virginia — 3.1%
Richmond Public Utility Rev., 5.00%, 1/15/28	20,000	23,595
Virginia College Building Authority Rev., 5.00%, 2/1/30	185,000	236,173
Virginia College Building Authority Rev., 5.00%, 2/1/30	20,000	24,837
Virginia Commonwealth Transportation Board Rev., 5.00%, 3/15/25	15,000	17,227
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/26	35,000	42,157
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/27	20,000	24,502
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/29	25,000	31,111
Virginia Public Building Authority Rev., 5.00%, 8/1/27	65,000	80,402
		480,004
Washington — 4.3%
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	35,000	41,196
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	25,000	29,426
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/25	10,000	11,590
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	65,000	80,023
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	55,000	67,711
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	40,000	50,529

Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	10,000	12,303
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/30	20,000	25,124
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	35,000	43,676
State of Washington GO, 5.00%, 8/1/27	40,000	49,453
State of Washington GO, 5.00%, 7/1/29	20,000	22,670
State of Washington GO, 5.00%, 7/1/29	10,000	11,738
State of Washington GO, 5.00%, 7/1/32	145,000	169,889
State of Washington GO, 5.00%, 8/1/32	10,000	11,965
State of Washington Rev., 5.00%, 9/1/23	25,000	27,041
		654,334
Wisconsin — 1.4%
State of Wisconsin GO, 5.00%, 5/1/27	10,000	11,294
State of Wisconsin GO, 5.00%, 11/1/29	25,000	30,628
State of Wisconsin Rev., 5.00%, 5/1/27	125,000	152,831
Wisconsin Department of Transportation Rev., 5.00%, 7/1/27	15,000	18,504
		213,257
TOTAL MUNICIPAL SECURITIES (Cost $14,973,627)		15,131,943
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $10,431)	10,431	10,431
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $14,984,058)		15,142,374
OTHER ASSETS AND LIABILITIES — 1.1%		174,877
TOTAL NET ASSETS — 100.0%		$15,317,251

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
GO	-	General Obligation
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported NAV per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	15,131,943	—
Temporary Cash Investments	10,431	—	—
	10,431	15,131,943	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.